Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal
Current					$ 750,410
Deferred					(244,686)	$ (645,774)
State
Current
Deferred
Change in valuation allowance					244,686	645,774
Income tax provision	$ 79,210	$ 244,044	$ 502,869	$ 265,764	$ 750,410